SIGNIFICANT ESTIMATES	12 Months Ended
Dec. 31, 2023
SIGNIFICANT ESTIMATES
SIGNIFICANT ESTIMATES

NOTE 3 – SIGNIFICANT ESTIMATES

Significant estimates applied in the preparation of these financial statements include the estimated useful lives of property and equipment, share volatility and estimated life of options and warrants in determining their fair value as well as the expected potential for the realization of deferred tax assets in determining the amount of the valuation allowance thereto.